Other operating expenses - Summary of Cumulative Number of Shares Allocated (Detail)	12 Months Ended
	Dec. 31, 2025 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares conditionally granted	40,964,748	[1]
Number of shares allocated	44,039,477	[2]
2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares conditionally granted	9,449,451	[1]
Number of shares allocated	13,297,242	[2]
2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares conditionally granted	7,495,307	[1]
Number of shares allocated	10,953,082	[2]
2023 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares conditionally granted	7,932,942	[1]
Number of shares allocated	10,831,102	[2],[3]
2024 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares conditionally granted	8,145,463	[1]
Number of shares allocated	8,357,507	[2],[4]
2025 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares conditionally granted	7,941,585	[1]
Number of shares allocated	600,544	[2],[5]

[1]	The at-target number of shares that were conditionally granted as variable compensation for the plan year.
[2]	The allocated number of shares as variable compensation based on the actual performance during the plan year.
[3]	The number of allocated shares for 2023 has been updated to reflect the final shares allocation which became available after the publication date of the annual report 2023. In 2023, the annual report only reflected shares as part of fixed compensation and/or sign-on arrangements for a total of 1,511,212 shares.
[4]	The number of allocated shares for 2024 has been updated to reflect the share allocation from the 1-year performance period share plans which became available after the publication date of the annual report 2024. In 2024, the annual report only reflected shares as part of fixed compensation and/or sign-on arrangements for a total of 893,378 shares. 795,239 shares remain conditionally granted for the 2024 plan year; these are scheduled to be allocated in 2027 following completion of the 3-year performance period.
[5]	The number of allocated shares for 2025 only reflect the shares as part of fixed compensation and/or sign-on arrangements.